Related Parties - Disclosure of Related Parties Outstanding Balances (Detail) - CAD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Gk mine [Member]
Related party [Line Items]
Amounts payable, related party transactions	[1]	$ 12,316	$ 1,430
Key management personnel of entity or parent [member]
Related party [Line Items]
Amounts payable, related party transactions		567	57
De Beers Canada [Member]
Related party [Line Items]
Amounts payable, related party transactions		$ 353	$ 352

[1]	included in accounts payable and accrued liabilities